Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

14. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Payroll and welfare payables	2,062	1,846	268
Loan from a third party	998	13,104	1,900
Loan from a staff	850	-	-
Interest payables	162	639	93
Customer deposit	299	301	44
Payables for purchase of property and equipment	-	964	140
Accrued expenses	-	10,928	1,584
Deferred consideration in relation to investment	-	5,300	768
Others	467	653	94
	4,838	33,735	4,891